Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments	The Company has the following delivery installment commitments:

	As of December 31,
(In $ millions)	2023	2022
Delivery installments for jack-up drilling rigs	319.8	294.8
Total	319.8	294.8

Maturity of Commitments
The following table sets forth when our delivery installment commitments fall due as of December 31, 2023:

(In $ millions)	Less than 1 year	1-3 years	Total
Delivery installments for jack-up rigs	319.8	—	319.8

Other Commercial Commitments
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2023	2022
Bank guarantees and performance bonds(1)	29.0	9.7
Total	29.0	9.7
(1) In April 2023, the Company entered into a facility with DNB Bank ASA to provide guarantees and letters of credit of up to $25.0 million collateralized by the rigs that secure the $175.0 million facility, enabling the Company to free up the restricted cash that used to be collateralized for guarantees and recognized in the Consolidated Balance Sheets as restricted cash. In August 2023, we amended our $25.0 million guarantee facility provided by DNB Bank ASA temporarily increasing the facility to $40.0 million until December 31, 2023. In November 2023, the Company entered into a new facility with DNB Bank ASA to provide guarantees and letters of credit of up to $30.0 million collateralized by the same security that secures the Notes. As a result, no restricted cash is supporting bank guarantees as at December 31, 2023 ($10.1 million at December 31, 2022). See Note 12 - Restricted Cash.
As of December 31, 2023, the expected expiration dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1-3 years	Thereafter	Total
Bank guarantees and performance bonds	12.1	11.3	5.6	29.0

Assets Pledged as Collateral	Assets pledged as collateral

	As of December 31,
(In $ millions)	2023	2022
Book value of jack-up rigs pledged as collateral for debt facilities	2,578.3	2,396.2